Shareholders' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions					12 Months Ended
	Jan. 23, 2025	Dec. 04, 2023	May 31, 2021	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2024	Aug. 27, 2025	Jan. 01, 2025	Aug. 27, 2024	Jan. 30, 2024	Dec. 31, 2023
Shareholders equity [Line Items]
Subscribed capital					€ 696	€ 696
Number of shares issued					557,186,400	557,186,400					557,186,400
Shares have no par value					true	true
Percentage of dividend paid for one share					40.00%
Buyback of shares					23,952,416
Weighted average share price					€ 5.22
Shares buyback related cost					€ 150
Number of shares represented by FDRs					2,558,176
Amount of deeply subordinated fixed rate resettable securities 1				€ 550	€ 550
Percentage of deeply subordinated fixed rate resettable securities of first call			2.875%	5.625%
Percentage of deeply subordinated fixed rate resettable securities of nominal value			99.409%	99.304%
Amount of tender premium and transaction cost			€ 26	€ 8
Amount of issued notice for redemption deeply subordinated fixed rate resettable securities 1		€ 550
Amount of deeply subordinated fixed rate resettable securities 2			€ 625		625
Payments in respect of deeply subordinated fixed rate resettable securities occurred							€ 15	€ 1	€ 18	€ 31
Tax on perpetual bonds coupon accrual					4	€ 6					€ 14
Amount of repurchased for securities	€ 63					37
Issue of deeply subordinated fixed rate resettable securities	625					625
Amount of cash outflow for repurchased of securities	59					35
Gain in repurchased of securities	4					2
Outstanding principal balance of securities					€ 525
Percenatge of statutory net profit on legal reserve					5.00%
Percentage of issue of share capital					10.00%
Legal reserve					€ 70	70
Net worth tax reserve					€ 54	54
Percenage of distributed reserve in accordance with luxembourg law requirement					20.00%
Amount Of Repurchased For Securities	63					37
Issue Of Deeply Subordinated Fixed Rate Resettable Securities	625					625
Amount Of Cash Outflow For Repurchased Of Securities	59					35
Gain In Repurchased Of Securities	€ 4					€ 2
Shareholder [Member]
Shareholders equity [Line Items]
Percentage of voting equity interests acquired					20.00%
Chairman [Member] | Top of range [member]
Shareholders equity [Line Items]
Percentage of voting equity interests acquired					50.00%
Chairman [Member] | Bottom of range [member]
Shareholders equity [Line Items]
Percentage of voting equity interests acquired					33.00%
Class A Ordinary Shares [Member]
Shareholders equity [Line Items]
Number of shares issued					371,457,600	371,457,600					371,457,600
Class B Ordinary Shares [Member]
Shareholders equity [Line Items]
Number of shares issued					185,728,800	185,728,800					185,728,800
Buyback of shares					11,976,209
Weighted average share price					€ 2.09
Treasury shares [member]
Shareholders equity [Line Items]
Other reserves					€ 181	€ 198